Shareholder Report, Line Graph (Details) 190148_Angel Oak UltraShort Income Fund_Institutional Class_TSR SemiAnnual {Institutional Class} - USD ($)										6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Apr. 02, 2018	Jul. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name										Institutional Class
Accumulated Value	$ 641,178	$ 608,391	$ 570,427	$ 534,902	$ 547,163	$ 544,374	$ 534,377	$ 513,015	$ 500,000	$ 653,612
Bloomberg U.S. Aggregate Bond Index_1
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	582,725	545,374	534,326	523,346	571,086	588,552	562,021	512,585	500,000	$ 578,074
Bloomberg Short Treasury: 9-12 Months Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Short Treasury: 9-12 Months Index
Accumulated Value	611,162	585,865	557,976	531,230	530,256	531,624	523,744	509,405	500,000	$ 620,314
Bloomberg Short Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Short Term Government/Corporate Index
Accumulated Value	$ 618,503	$ 592,583	$ 563,005	$ 535,031	$ 528,863	$ 528,978	$ 522,887	$ 509,653	$ 500,000	$ 629,162